3. MATERIAL ACCOUNTING POLICIES: Other Current Assets (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Other current assets	$ 2,030,715	$ 399,050
Loans and advances	5,680
Deferred tax assets	1,154,632
Contract assets	728,966
Other current assets	$ 141,437